VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—5.5%
U.S. Treasury Bonds
1.250%, 5/15/50	$1,885	$925
1.375%, 8/15/50	595	299
1.875%, 2/15/51	470	269
2.000%, 8/15/51	50	29
3.625%, 2/15/53	1,640	1,356
4.250%, 2/15/54	155	143
4.500%, 11/15/54	125	120
U.S. Treasury Notes
4.250%, 11/30/26	200	201
0.375%, 7/31/27	40	38
4.375%, 12/31/29	195	200
4.250%, 11/15/34	160	162
Total U.S. Government Securities (Identified Cost $4,546)		3,742

Foreign Government Securities—1.5%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(2)	29	21
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	310 BRL	51
Costa Rica Government
144A 6.550%, 4/3/34(2)	5	5
144A 7.300%, 11/13/54(2)	5	5
Czech Republic Government Bond 1.750%, 6/23/32	1,210 CZK	50
Dominican Republic 144A 4.875%, 9/23/32(2)	46	44
Federative Republic of Brazil
6.000%, 10/20/33	40	41
7.250%, 1/12/56	10	10
Honduras Government 144A 8.625%, 11/27/34(2)	9	10
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	29	31
144A 5.500%, 3/26/36(2)	10	10
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	10	10
Kingdom of Morocco 144A 3.000%, 12/15/32(2)	10	9
Malaysia Government Bond 2.632%, 4/15/31	220 MYR	50
Mex Bonos Desarr 8.500%, 5/31/29	920 MXN	51
Republic of Angola 144A 8.000%, 11/26/29(2)	17	17
Republic of Colombia
7.375%, 4/25/30	12	13
8.000%, 11/14/35	14	15
8.750%, 11/14/53	7	8
Republic of El Salvador
144A 8.625%, 2/28/29(2)	9	10
RegS 7.650%, 6/15/35(3)	10	10
Republic of Guatemala 144A 6.600%, 6/13/36(2)	8	8
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Indonesia
5.600%, 1/15/35	$7	$7
5.100%, 2/10/54	28	27
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	20	21
144A 8.250%, 1/30/37(2)	15	16
Republic of Kenya 144A 9.500%, 3/5/36(2)	14	14
Republic of Nigeria 144A 10.375%, 12/9/34(2)	17	19
Republic of Panama 8.000%, 3/1/38	24	27
Republic of Peru 5.375%, 2/8/35	25	26
Republic of Philippines 4.750%, 3/5/35	32	32
Republic of Poland
4.875%, 10/4/33	30	30
5.125%, 9/18/34	7	7
Republic of Serbia 144A 6.500%, 9/26/33(2)	8	9
Republic of South Africa
4.850%, 9/30/29	10	10
5.875%, 6/22/30	15	15
5.650%, 9/27/47	5	4
8.750%, 2/28/48	1,000 ZAR	50
Republic of Turkiye
7.250%, 5/29/32	15	16
7.625%, 5/15/34	35	37
6.625%, 2/17/45	10	9
Republica Orient Uruguay 5.100%, 6/18/50	32	30
Romania Government International Bond
144A 5.875%, 1/30/29(2)	20	21
144A 7.125%, 1/17/33(2)	9	10
144A 6.625%, 5/16/36(2)	10	10
Saudi International Bond
144A 4.875%, 7/18/33(2)	25	25
144A 5.625%, 1/13/35(2)	8	9
144A 4.500%, 10/26/46(2)	15	13
United Mexican States
5.375%, 3/22/33	10	10
3.500%, 2/12/34	9	8
6.000%, 5/7/36	30	31
Uzbekistan International Bond 144A 6.900%, 2/28/32(2)	5	5
Total Foreign Government Securities (Identified Cost $993)		1,027

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Mortgage-Backed Securities—5.3%
Agency—5.3%
Federal Home Loan Mortgage Corporation
Pool #SD5594 5.500%, 7/1/53	$112	$113
Pool #SD5856 3.500%, 1/1/54	307	281
Pool #SD8309 6.000%, 3/1/53	77	79
Pool #SD8383 5.500%, 12/1/53	172	174
Pool #SD8418 4.500%, 4/1/54	252	244
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	— (4)	— (4)
Pool #835144 5.000%, 10/1/35	6	6
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	4	4
Pool #949301 6.000%, 10/1/37	1	2
Pool #975097 5.000%, 6/1/38	4	4
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	1	1
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	3	4
Pool #AA4418 4.500%, 3/1/39	2	2
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	1	1
Pool #CB6857 4.500%, 8/1/53	100	97
Pool #FA0685 6.000%, 1/1/55	231	236
Pool #FA1378 4.000%, 3/1/55	279	264
Pool #FA1728 6.000%, 10/1/53	235	241
Pool #FA2472 5.000%, 4/1/54	150	149
Pool #FS6679 6.000%, 12/1/53	103	106
Pool #FS7751 4.000%, 3/1/53	232	219
Pool #MA4785 5.000%, 10/1/52	628	626
Pool #MA4805 4.500%, 11/1/52	115	112
	Par Value(1)	Value

Agency—continued
Pool #MA4980 6.000%, 4/1/53	$177	$182
Pool #MA5072 5.500%, 7/1/53	211	213
Pool #MA5385 4.000%, 6/1/54	238	224
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	2	2
Total Mortgage-Backed Securities (Identified Cost $3,578)		3,593

Corporate Bonds and Notes—10.0%
Communication Services—0.2%
Charter Communications Operating LLC 4.800%, 3/1/50	35	28
Interpublic Group of Cos., Inc. (The) 5.375%, 6/15/33	25	25
Sprint Capital Corp. 8.750%, 3/15/32	40	49
		102

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	49	51
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	55	41
DR Horton, Inc. 5.500%, 10/15/35	45	47
Ford Motor Co.
3.250%, 2/12/32	26	23
4.750%, 1/15/43	15	12
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	59	57
Sodexo, Inc. 144A 5.800%, 8/15/35(2)	50	52
		283

Consumer Staples—0.3%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(2)	50	50
BAT Capital Corp. 7.750%, 10/19/32	27	32
Mars, Inc. 144A 5.200%, 3/1/35(2)	50	51
Philip Morris International, Inc. 4.900%, 11/1/34	50	50
Pilgrim’s Pride Corp. 6.250%, 7/1/33	47	50
		233

Energy—1.4%
BP Capital Markets plc 4.875% (5)	55	55
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	22	23
144A 5.439%, 2/15/35(2)	25	25
Diamondback Energy, Inc. 5.900%, 4/18/64	60	58
DT Midstream, Inc. 144A 4.375%, 6/15/31(2)	40	39
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Enbridge, Inc. 8.500%, 1/15/84	$45	$51
EOG Resources, Inc.
5.350%, 1/15/36	15	15
5.650%, 12/1/54	45	45
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	80	74
Harbour Energy plc 144A 6.327%, 4/1/35(2)	50	51
HF Sinclair Corp. 6.250%, 1/15/35	35	37
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(2)	11	10
Kinder Morgan, Inc. 5.850%, 6/1/35	50	53
Occidental Petroleum Corp.
5.550%, 10/1/34	35	36
6.200%, 3/15/40	35	36
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	40	43
Petroleos Mexicanos
6.500%, 3/13/27	25	25
7.690%, 1/23/50	1	1
Petronas Capital Ltd. 144A 5.848%, 4/3/55(2)	18	19
Reliance Industries Ltd. 144A 2.875%, 1/12/32(2)	35	32
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(2)	40	41
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	93	82
Western Midstream Operating LP 5.250%, 2/1/50	45	39
Williams Cos., Inc. (The) 5.150%, 3/15/34	55	56
		946

Financials—4.4%
AerCap Ireland Capital DAC
6.950%, 3/10/55	25	26
6.500%, 1/31/56	25	26
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.411%, 8/15/53(6)	25	25
Ally Financial, Inc. 5.543%, 1/17/31	45	46
American Express Co. 5.625%, 7/28/34	72	75
Apollo Debt Solutions BDC 6.900%, 4/13/29	45	47
Apollo Global Management, Inc. 6.000%, 12/15/54	50	50
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	65	59
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(2)	35	36
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(2)	35	36
Bank of America Corp.
2.687%, 4/22/32	27	25
5.518%, 10/25/35	100	102
	Par Value(1)	Value

Financials—continued
BlackRock Funding, Inc. 5.250%, 3/14/54	$53	$52
Blackstone Private Credit Fund 6.000%, 11/22/34	50	51
Blue Owl Credit Income Corp. 6.650%, 3/15/31	12	13
Blue Owl Finance LLC 3.125%, 6/10/31	60	55
BNSF Funding Trust I 6.613%, 12/15/55	45	45
BPCE S.A. 144A 7.003%, 10/19/34(2)	50	56
Brookfield Asset Management Ltd. 5.795%, 4/24/35	35	37
Capital One Financial Corp.
2.359%, 7/29/32	32	28
6.377%, 6/8/34	10	11
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	30	31
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	38
Series H 4.000%(5)	18	17
Citigroup, Inc.
3.980%, 3/20/30	56	55
6.270%, 11/17/33	56	61
Corebridge Financial, Inc. 6.375%, 9/15/54	61	63
Deutsche Bank AG 5.403%, 9/11/35	55	56
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	35	34
EMD Finance LLC 144A 5.000%, 10/15/35(2)	50	50
F&G Annuities & Life, Inc. 6.500%, 6/4/29	45	47
Fifth Third Bancorp 4.337%, 4/25/33	65	63
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	40	41
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	25	26
Global Atlantic Fin Co. 144A 6.750%, 3/15/54(2)	25	26
Goldman Sachs Group, Inc. (The) 6.450%, 5/1/36	24	26
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	49	50
Huntington Bancshares, Inc.
5.709%, 2/2/35	25	26
6.141%, 11/18/39	40	42
Icon Investments Six DAC 6.000%, 5/8/34	50	52
Imperial Brands Finance plc 144A 5.875%, 7/1/34(2)	35	37
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	50	51
JPMorgan Chase & Co.
2.956%, 5/13/31	30	28
5.717%, 9/14/33	47	50
1.953%, 2/4/32	73	65
KeyCorp
4.789%, 6/1/33	39	39
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
6.401%, 3/6/35	$25	$27
M&T Bank Corp. 5.400%, 7/30/35	47	47
Morgan Stanley 5.948%, 1/19/38	65	68
MSCI, Inc. 144A 3.625%, 9/1/30(2)	77	73
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.482%, 4/30/43(6)	41	41
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	55	58
Nippon Life Insurance Co. 144A 6.500%, 4/30/55(2)	15	16
Northern Trust Corp. 3.375%, 5/8/32	63	62
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	50	52
Prudential Financial, Inc.
6.750%, 3/1/53	46	50
6.500%, 3/15/54	25	27
Reinsurance Group of America, Inc. 6.650%, 9/15/55	40	42
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	30	30
6.176%, 10/1/54	25	24
State Street Corp.
6.123%, 11/21/34	25	27
Series I 6.700%(5)	35	36
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	40	41
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	50	51
Transurban Finance Co. Pty Ltd. 144A 4.924%, 3/24/36(2)	50	50
U.S. Bancorp
4.967%, 7/22/33	15	15
5.424%, 2/12/36	50	52
Wells Fargo & Co.
4.897%, 7/25/33	87	88
6.491%, 10/23/34	15	17
Series BB 3.900%(5)	26	26
		2,995

Health Care—0.6%
Amgen, Inc. 5.650%, 3/2/53	49	49
CVS Health Corp. 5.050%, 3/25/48	50	44
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	89	82
HCA, Inc. 5.250%, 6/15/49	65	60
IQVIA, Inc. 6.250%, 2/1/29	36	38
Royalty Pharma plc
5.400%, 9/2/34	30	31
3.350%, 9/2/51	37	25
Smith & Nephew plc 5.400%, 3/20/34	45	46
	Par Value(1)	Value

Health Care—continued
Universal Health Services, Inc.
2.650%, 1/15/32	$28	$24
5.050%, 10/15/34	25	24
		423

Industrials—1.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	66	66
Aviation Capital Group LLC 144A 6.750%, 10/25/28(2)	35	37
Boeing Co. (The) 5.930%, 5/1/60	52	52
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	73	67
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	56	51
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	70	70
DP World Ltd. 144A 6.850%, 7/2/37(2)	10	12
Ingersoll Rand, Inc. 5.700%, 8/14/33	50	53
L3Harris Technologies, Inc. 5.400%, 7/31/33	55	57
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(2)	47	50
Regal Rexnord Corp. 6.400%, 4/15/33	44	47
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	32	33
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	14	15
Veralto Corp. 5.450%, 9/18/33	48	50
		660

Information Technology—0.5%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	25	26
144A 4.000%, 7/1/29(2)	55	54
Broadcom, Inc. 144A 3.137%, 11/15/35(2)	60	52
Gartner, Inc. 144A 3.750%, 10/1/30(2)	70	66
Marvell Technology, Inc. 5.450%, 7/15/35	50	51
Oracle Corp.
5.550%, 2/6/53	27	26
3.850%, 4/1/60	30	21
Roper Technologies, Inc. 5.100%, 9/15/35	50	50
		346

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	65	64
Berry Global, Inc. 5.650%, 1/15/34	40	42
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	50	52
Glencore Funding LLC 144A 2.850%, 4/27/31(2)	56	51
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Sonoco Products Co. 5.000%, 9/1/34	$40	$40
		249

Utilities—0.8%
Black Hills Corp. 6.150%, 5/15/34	60	64
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(2)	52	51
CMS Energy Corp. 4.750%, 6/1/50	65	64
Dominion Energy, Inc.
6.200%, 2/15/56	30	30
Series B 7.000%, 6/1/54	25	27
Enel Finance International N.V. 144A 5.500%, 6/26/34(2)	55	57
Entergy Corp. 7.125%, 12/1/54	65	68
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	34	36
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	48	53
Puget Energy, Inc. 4.224%, 3/15/32	42	40
Southern California Edison Co. 6.000%, 1/15/34	40	42
		532

Total Corporate Bonds and Notes (Identified Cost $6,579)		6,769

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. Escrow 0.000%, 7/16/21(7)(8)	— (4)	—
Total Leveraged Loans (Identified Cost $—)		—

	Shares
Common Stocks—62.8%
Communication Services—10.4%
Alphabet, Inc. Class A	3,907	950
Auto Trader Group plc	35,869	380
Baltic Classifieds Group plc	189,839	791
Dayamitra Telekomunikasi PT	5,264,000	183
Hemnet Group AB	17,317	436
Infrastrutture Wireless Italiane SpA	25,282	297
Meta Platforms, Inc. Class A	2,082	1,529
Netflix, Inc.(9)	733	879
oOh!media Ltd.	452,913	447
Rightmove plc	58,535	558
Sarana Menara Nusantara Tbk PT	4,570,000	160
Trade Desk, Inc. (The) Class A(9)	8,188	401
		7,011

	Shares	Value

Consumer Discretionary—8.8%
Allegro.eu S.A.(9)	29,294	$287
Amazon.com, Inc.(9)	6,290	1,381
Bright Horizons Family Solutions, Inc.(9)	1,419	154
Choice Hotels International, Inc.	1,410	151
Hermes International SCA Unsponsored ADR	1,740	426
Home Depot, Inc. (The)	928	376
Marriott International, Inc. Class A	2,335	608
MercadoLibre, Inc.(9)	205	479
NIKE, Inc. Class B	4,002	279
Ollie’s Bargain Outlet Holdings, Inc.(9)	1,393	179
O’Reilly Automotive, Inc.(9)	7,777	838
Pool Corp.	696	216
Rollins, Inc.	4,303	253
SiteOne Landscape Supply, Inc.(9)	985	127
Thor Industries, Inc.	2,007	208
		5,962

Consumer Staples—1.0%
Anhui Gujing Distillery Co., Ltd. Class B	20,600	286
BJ’s Wholesale Club Holdings, Inc.(9)	1,761	164
Heineken Malaysia Bhd	50,900	258
		708

Energy—0.4%
Pason Systems, Inc.	32,872	285
Financials—9.3%
AJ Bell plc	89,895	655
Block, Inc. Class A(9)	3,431	248
Caixa Seguridade Participacoes S.A.	220,835	625
FinecoBank Banca Fineco SpA	19,935	431
Hamilton Lane, Inc. Class A	855	115
Interactive Brokers Group, Inc. Class A	5,567	383
Jack Henry & Associates, Inc.	1,126	168
LPL Financial Holdings, Inc.	896	298
Moltiply Group SpA	5,461	266
Mortgage Advice Bureau Holdings Ltd.	18,032	174
Progressive Corp. (The)	2,612	645
Qualitas Controladora SAB de C.V.	8,058	73
S&P Global, Inc.	1,074	523
Visa, Inc. Class A	4,091	1,397
W. R. Berkley Corp.	4,182	320
		6,321

Health Care—5.3%
As One Corp.	27,200	452
Chemed Corp.	267	120
Cooper Cos., Inc. (The)(9)	2,729	187
Danaher Corp.	2,085	413
Eli Lilly & Co.	707	539
Haw Par Corp., Ltd.	52,600	579
IDEXX Laboratories, Inc.(9)	706	451
Intuitive Surgical, Inc.(9)	852	381
Zoetis, Inc. Class A	3,127	458
		3,580

Industrials—10.7%
Allegion plc	1,715	304
Epiroc AB Class B	19,800	373
Equifax, Inc.	2,151	552
Exponent, Inc.	1,504	105
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Industrials—continued
Fair Isaac Corp.(9)	579	$867
Haitian International Holdings Ltd.	138,503	382
Howden Joinery Group plc	34,592	392
Knorr-Bremse AG	2,498	234
Lennox International, Inc.	373	197
MEITEC Group Holdings, Inc.	12,600	272
MISUMI Group, Inc.	17,200	268
MTU Aero Engines AG	1,039	477
NICE Information Service Co., Ltd.	15,225	151
Nordson Corp.	924	210
Paycom Software, Inc.	980	204
S-1 Corp.	5,817	349
Saia, Inc.(9)	539	161
Uber Technologies, Inc.(9)	8,432	826
UL Solutions, Inc. Class A	2,917	207
VAT Group AG	596	235
Watsco, Inc.	513	207
Zurn Elkay Water Solutions Corp.	5,907	278
		7,251

Information Technology—14.5%
Alten S.A.	4,315	354
Amphenol Corp. Class A	13,183	1,631
Bentley Systems, Inc. Class B	5,769	297
Bouvet ASA	51,954	343
Cadence Design Systems, Inc.(9)	1,753	616
Kainos Group plc	13,125	167
NVIDIA Corp.	10,399	1,940
Riken Keiki Co., Ltd.	10,500	222
ServiceNow, Inc.(9)	694	638
ServiceTitan, Inc. Class A(9)	1,043	105
SHIFT, Inc.(9)	17,500	148
Shopify, Inc. Class A(9)	5,458	811
Snowflake, Inc. Class A(9)	3,329	751
Sopra Steria Group	2,226	423
Teledyne Technologies, Inc.(9)	440	258
Trimble, Inc.(9)	2,093	171
Universal Display Corp.	1,641	236
Workday, Inc. Class A(9)	2,072	499
Zebra Technologies Corp. Class A(9)	649	193
		9,803

Materials—1.8%
Corp. Moctezuma SAB de C.V.	100,433	450
Ecolab, Inc.	1,583	434
Forterra plc	68,209	172
Ibstock plc	75,582	141
		1,197

Real Estate—0.6%
CoStar Group, Inc.(9)	4,952	418
Total Common Stocks (Identified Cost $26,381)		42,536

Affiliated Mutual Funds—13.0%
Fixed Income Funds—13.0%
Virtus Newfleet ABS MACS(10)(11)	254,793	2,540
Virtus Newfleet CMBS MACS(10)(11)	123,780	1,244
Virtus Newfleet Floating Rate MACS(10)(11)	101,940	997
Virtus Newfleet High Yield MACS(10)(11)	103,859	1,031
	Shares	Value

	Fixed Income Funds—continued
Virtus Newfleet RMBS MACS(10)(11)	295,528	$2,991
	Total Affiliated Mutual Funds (Identified Cost $8,797)	8,803

	Total Long-Term Investments—98.1% (Identified Cost $50,874)	66,470

	TOTAL INVESTMENTS—98.1% (Identified Cost $50,874)	$66,470
	Other assets and liabilities, net—1.9%	1,267
	NET ASSETS—100.0%	$67,737

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $2,585 or 3.8% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Amount is less than $500 (not in thousands).
(5)	No contractual maturity date.
(6)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received.
(9)	Non-income producing.
(10)	Affiliated investment.
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	76%
United Kingdom	4
Japan	2
France	2
Brazil	2
Italy	2
Sweden	1
Other	11
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Series’ investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,742	$—	$3,742	$—
Foreign Government Securities	1,027	—	1,027	—
Mortgage-Backed Securities	3,593	—	3,593	—
Corporate Bonds and Notes	6,769	—	6,769	—
Leveraged Loans	—	—	—	— (1)
Equity Securities:
Common Stocks	42,536	42,536	—	—
Affiliated Mutual Funds	8,803	8,803	—	—
Total Investments	$66,470	$51,339	$15,131	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual financial statements.